Income Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating and other losses	$ 152,873	$ 113,376
Long-term debt and failed sale-leaseback financing	82,692	90,678
Federal tax credits	19,150	19,508
Operating lease liabilities	34,449	35,258
Asset retirement obligations	1,759	7,193
Other	10,429	9,917
Total deferred tax assets	301,352	275,930
Less: Valuation allowance	(54,700)	(10,790)
Deferred tax assets, net of valuation allowance	246,652	265,140
Property, plant, and equipment	(91,193)	(97,701)
Investments in flow-through entities taxed as partnerships	(111,363)	(106,727)
Intangibles	(17,606)	(30,728)
Derivative assets	(18,909)	(30,537)
Operating lease assets	(32,187)	(34,725)
Total deferred tax liabilities	(271,258)	(300,418)
Deferred tax liabilities, net	$ (24,606)	$ (35,278)